SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 16, 2017
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	180,000,000
Balance at end of period (in shares)	360,000,000	180,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	141,969,666
Balance at beginning of period, outstanding (in shares)	141,969,666
Common Shares Issued in Follow-on Offering (in shares)		0
Balance at end of period, issued (in shares)	141,969,666	141,969,666
Balance at end of period, outstanding (in shares)	141,969,666	141,969,666
Common Stock [Roll forward]
Equity incentive plan issuance			$ 1
Common Shares Issued in Follow-on Offering, value		$ 103,748	120,069
Common Stock [Abstract]
Net proceeds from underwritten public offering of common shares	$ 0	103,748	$ 120,068
Additional Paid in Capital [Abstract]
Share premium fund	103,400	103,400
Contributed Surplus Account [Abstract]
Dividend paid	9,900	59,100
Contribution to surplus account	$ 786,900	$ 796,800
Shareholders' Rights Plan [Abstract]
Preferred share purchase right	one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share of the Company for each outstanding common share, par value $0.01 per share
Common Share, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Shareholders rights, exercise price (in dollars per share)				$ 30
Percentage of common share ownership				15.00%
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	180,000,000	180,000,000	180,000,000
Balance at end of period (in shares)	360,000,000	180,000,000	180,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	141,969,666	101,969,666	89,182,001
Balance at beginning of period, outstanding (in shares)	141,969,666	101,969,666	89,182,001
Equity incentive plan issuance (in shares)			137,665
Common Shares Issued in Follow-on Offering (in shares)		40,000,000	12,650,000
Authorization of additional authorized shares (in shares)	180,000,000
Balance at end of period, issued (in shares)	141,969,666	141,969,666	101,969,666
Balance at end of period, outstanding (in shares)	141,969,666	141,969,666	101,969,666
Common Stock [Roll forward]
Balance at beginning of period	$ 1,420	$ 1,020	$ 892
Equity incentive plan issuance			1
Common Shares Issued in Follow-on Offering, value		400	127
Balance at end of period	$ 1,420	$ 1,420	$ 1,020